Significant Accounting Policies (Details 4)	12 Months Ended
Dec. 31, 2018
Computer equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	20%
Computer equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	33%
Office furniture and equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	6%
Office furniture and equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	10%
Machinery and laboratory equipment [Member]
Property and equipment estimated useful lives	15%
Field service units [Member]
Property and equipment estimated useful lives	50%
Leasehold improvements [Member]
Property and equipment estimated useful lives	Over the shorter of the lease term or estimated useful life